Stockholder's Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Authorized shares of common stock	100,000	100,000
Common stock, shares issued	100,000	100,000
Common stock, shares outstanding	100,000	100,000
Par value of shares of common stock (in dollars per share)	$ 20	$ 20
Dividends paid	$ 5,458,000	$ 3,890,000	$ 10,033,000
Return of capital	$ 2,617,000	$ 0	$ 959,000